Prepaid and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Vendor deposits	$ 13,098	$ 4,205
Prepaid expense	2,301	821
Prepaid taxes	269	222
Deferred cost of revenue	0	992
Surety collateral	460	113
Other current assets	1,058	571
Prepaid expenses and other current assets, Total	$ 17,186	$ 6,924